Issued Share Capital and Other Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Other Reserves

Other reserves

	2018	2017	2016
	(in € millions)
Currency translation
At January 1	(7)	(4)	8
Currency translation	(6)	(3)	(12)
Gains reclassified to consolidated statement of operations	(2)
At December 31	(15)	(7)	(4)
Short term investments
At January 1	(5)	(4)	—
Losses on fair value that may be subsequently reclassified to consolidated statement of operations	(2)	(2)	(4)
Losses reclassified to consolidated statement of operations	2	1	—
Deferred tax on unrealized losses	1	—	—
At December 31	(4)	(5)	(4)
Long term investments
At January 1	(11)	—	—
Gains on fair value not to be subsequently reclassified to consolidated statement of operations	720	(11)	—
Deferred tax on unrealized gains	(148)	—	—
At December 31	561	(11)	—
Cash flow hedges
At January 1	—	—	—
Gains on fair value that may be subsequently reclassified to consolidated statement of operations	1	—	—
Gains reclassified to revenue	(5)	—	—
Losses reclassified to cost of revenue	3	—	—
At December 31	(1)	—	—
Share-based payments
At January 1	200	130	77
Share-based payments (Note 17)	88	67	53
Income tax impact associated with share-based payments (Note 10)	48	3	—
Restricted stock units withheld for employee taxes	(2)	—	—
At December 31	334	200	130
Other reserves at December 31	875	177	122